Debt and Lease Arrangements	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Debt and Lease Arrangements
14 – DEBT AND LEASE ARRANGEMENTS
Debt

Debt	$ million
	Dec 31, 2020			Dec 31, 2019
	Debt (excluding lease liabilities)	Lease liabilities	Total	Debt (excluding lease liabilities)	Lease liabilities	Total
Short-term debt	7,535	—	7,535	3,962	—	3,962
Long-term debt due within 1 year	5,221	4,143	9,364	6,146	4,956	11,102
Current debt	12,756	4,143	16,899	10,108	4,956	15,064
Non-current debt	66,838	24,277	91,115	55,779	25,581	81,360
Total	79,594	28,420	108,014	65,887	30,537	96,424

Net debt					$ million
	Asset/(liability)
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 13)	Net debt
At January 1, 2020	(15,064)	(81,360)	(724)	18,055	(79,093)
Cash flow	7,536	(13,121)	(1,157)	13,603	6,861
Lease additions	(870)	(2,268)			(3,138)
Other movements	(8,380)	8,354	524	—	498
Currency translation differences and foreign exchange gains/(losses)	(121)	(2,720)	2,155	172	(514)
At December 31, 2020	(16,899)	(91,115)	798	31,830	(75,386)
At January 1, 2019	(13,046)	(79,815)	(1,345)	26,741	(67,465)
Cash flow	10,333	(7,269)	351	(8,810)	(5,395)
Lease additions	(971)	(3,547)			(4,518)
Other movements	(11,453)	9,179	453	—	(1,821)
Currency translation differences and foreign exchange gains/(losses)	73	92	(183)	124	106
At December 31, 2019	(15,064)	(81,360)	(724)	18,055	(79,093)
Management's priorities for applying Shell's cash are first the reduction of net debt to $65 billion and, on achieving this milestone, distribution of a total of 20%—30% of cash flow from operations to shareholders. Remaining cash will be allocated to disciplined and measured capital expenditure growth and further debt reduction.

Gearing	$ million, except where indicated
	Dec 31, 2020	Dec 31, 2019
Net debt	75,386	79,093
Total equity	158,537	190,463
Total capital	233,923	269,556
Gearing	32.2%	29.3%

Gearing is a measure of Shell’s capital structure and is defined as net debt (total debt less cash and cash equivalents) as a percentage of total capital (net debt plus total equity).

Shell has access to international debt capital markets via two commercial paper (CP) programmes, a Euro medium-term note (EMTN) programme and a US universal shelf (US shelf) registration. Issuances under the CP programmes are supported by a committed credit facility and cash.

Borrowing facilities and amounts undrawn	$ million
	Facility		Amount undrawn
	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019
CP programmes	20,000	20,000	13,254	16,610
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	—	unlimited	N/A	N/A
Committed credit facilities	22,651	10,000	22,651	10,000

Under the CP programmes, Shell can issue debt of up to $10 billion with maturities not exceeding 270 days and $10 billion with maturities not exceeding 397 days.
The EMTN programme is updated each year, most recently in August 2020. In 2020, debt issued under this programme amounted to $6,734 million (2019: $3,322 million).
The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration is updated every three years. The US shelf registration expired in December 2020 . Concurrent with the filing of our Annual Report on Form 20-F with the Securities and Exchange Commission (SEC) on March 11, 2021, a new US shelf registration statement will be filed with the SEC and be effective upon filing. During 2020, debt totalling $6,250 million (2019: $4,000 million) was issued under the registration.

On December 13, 2019, Shell entered into $10 billion revolving credit facilities, which in anticipation of the LIBOR reform (see Notes 2 and 3), were linked to the new Secured Overnight Financing Rate (SOFR). Under the terms of the facilities, the LIBOR interest rate was replaced by SOFR on the first anniversary of the signing date of these revolving credit facilities. The committed credit facilities are available at pre-agreed margins, with $2 billion expiring in 2021 and $8 billion expiring in 2025. Each facility includes a remaining one-year extension option at the discretion of each lender. The terms and availability are not conditional on Shell’s financial ratios nor its financial credit ratings. The interest and fees paid on both facilities are linked to Shell’s progress towards reaching its short-term Net Carbon Footprint intensity target. In April 2020, Shell entered into a dual currency $7,200 million and €4,432 million revolving credit facility expiring in April 2021, with two 6 month extension options at the discretion of Shell. The extension options have not been exercised, and the facility will expire in April 2021.

In addition, other subsidiaries have access to undrawn short-term bank facilities totalling $3,115 million at December 31, 2020 (2019: $2,784 million).
The following tables compare contractual cash flows for debt excluding lease liabilities at December 31 with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2020	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Commercial paper	6,746	—	—	—	—	—	6,746	(15)	6,731
Bonds	5,080	4,720	5,408	4,633	8,043	41,853	69,737	1,308	71,045
Bank and other borrowings	944	162	33	215	47	417	1,818	—	1,818
Total (excluding interest)	12,770	4,882	5,441	4,848	8,090	42,270	78,301	1,293	79,594
Interest	1,834	1,707	1,630	1,527	1,412	15,985	24,095

2019	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Commercial paper	3,390	—	—	—	—	—	3,390	(38)	3,352
Bonds	5,900	4,971	4,392	4,326	2,091	38,323	60,003	694	60,697
Bank and other borrowings	859	425	56	71	15	412	1,838	—	1,838
Total (excluding interest)	10,149	5,396	4,448	4,397	2,106	38,735	65,231	656	65,887
Interest	1,665	1,559	1,430	1,357	1,263	14,618	21,892

Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 19).

The fair value of debt excluding lease liabilities at December 31, 2020, was $88,294 million (2019: $71,163 million), mainly determined from the prices quoted for those securities.

Lease arrangements
Lease liabilities are secured on the leased assets. Shell has lease contracts in Integrated Gas and Upstream, principally for floating production storage and offloading units, subsea equipment, power generation, for drilling and ancillary equipment, service vessels, LNG vessels and land and buildings; in Oil Products, principally for tankers, storage capacity and retail sites; in Chemicals, principally for plant pipeline and machinery and in Corporate, principally for land and buildings.

Lease expenses not included in the measurement of lease liability		$ million
	2020	2019
Expense relating to short-term leases	1,156	834
Expense relating to variable lease payments not included in the lease liabilities	1,209	1,091

The total cash outflow in respect of leases representing repayment of principal and payment of interest in 2020 was $6,891 million (2019: $7,866 million), recognised in the Consolidated Statement of Cash Flows from financing activities.
The future lease payments under lease contracts and the carrying amounts at December 31, by payment date are as follows:

2020	$ million

	Contractual lease payments		Interest	Lease liabilities
Less than 1 year	6,059		1,916	4,143
Between 1 and 5 years	16,681		5,617	11,064
5 years and later	19,999		6,786	13,213
Total	42,739	[A]	14,319	28,420
[A] Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments being made. In addition, Shell may reconsider whether it will exercise extension options or termination options, where future reconsideration is not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.

2019	$ million

	Contractual lease payments	Interest	Lease liabilities
Less than 1 year	7,337	2,381	4,956
Between 1 and 5 years	17,435	6,141	11,294
5 years and later	21,340	7,053	14,287
Total	46,112	15,575	30,537